SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF CONTRACT LIABILITY

Balance, December 31, 2020	$-
Net transfers in due to new contract liabilities	25,000
Net transfers out to revenue	-
Balance, December 31, 2021	$25,000
Net transfers in due to new contract liabilities	-
Net transfers out to revenue	-
Balance, December 31, 2022	$25,000

SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES EXCLUDED FROM THE COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE

	December 31, 2022	December 31, 2021
Common shares issuable upon conversion of convertible notes	-	2,527,144
Options to purchase common shares	92,166	92,166
Warrants to purchase common shares	9,757,710	2,752,941
Common shares issuable upon conversion of preferred stock	1,301,988	822,593
Total potentially dilutive shares	11,151,864	6,194,844